LOSS PER COMMON SHARE (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
LOSS PER COMMON SHARE [Abstract]
Net loss attributable to common stockholders	$ (1,536)	$ (1,928)	$ (801)	$ (2,716)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311	34	441
Loss attributable to common stockholders, basic and diluted	$ (1,441)	$ (1,644)	$ (821)	$ (2,329)
Denominator for basic net loss per share weighted average shares	90,215,506	40,517,413	72,143,198	40,517,413
Denominator for diluted net loss per share adjusted weighted average shares	90,215,506	40,517,413	72,143,198	40,517,413
Basic net loss per share	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)
Diluted net loss per share	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)